Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(202) 261-3300

August 20, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO ETF Trust (the “Trust”)
(File Nos. 033-155395 and 811-22250)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the form of the Index Exchange-Traded Funds Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 5, which was filed on August 19, 2009, and (ii) the text of Post-Effective Amendment No. 5 was filed electronically on August 19, 2009.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc:	J. Stephen King, Jr.
Joshua D. Ratner
Audrey L. Cheng
Douglas P. Dick